Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Company's Total Lease Costs	The table below presents the effects on the amounts relating to the Company’s total lease costs:
	Year ended December 31,
	2023	2022
	(U.S. Dollars in thousands)
Operating lease cost:
Fixed payments	1,121	937

Short-term lease cost	-	72
Total operating lease cost	1,121	1,009

Schedule of Supplemental Cash Flow Information	The table below presents supplemental cash flow information related to operating leases:
	Year ended December 31,
	2023	2022
	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,446	1,231

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	4,411	320

Schedule of Supplemental Balance Sheet Information	The table below presents supplemental balance sheet information related to operating leases:
	December 31,
	2023	2022
	(U.S. Dollars in thousands)
Operating leases:
Operating lease right-of-use assets	4,573	1,157

Current maturities of operating leases	861	740
Non-current operating leases	4,045	398
Total operating lease liabilities	4,906	1,138
	December 31,
	2023	2022
Weighted average remaining lease term
Operating leases	8.42	1.52

Weighted average discount rate
Operating leases	12.12%	5.84%

Schedule of Maturities of Operating Lease Liabilities	The table below presents maturities of operating lease liabilities:
December 31,
2023
(U.S. Dollars in thousands)

2024	1,051
2025	820
2026	851
2027	879
2028	778
2029 and thereafter	3,862
Total operating lease payments	8,241
Less: imputed interest	3,335
Present value of lease liabilities	4,906